Discontinued operations	12 Months Ended
Dec. 31, 2018
Discontinued operations.
Discontinued operations

7. Discontinued operations

Discontinued operations include the continuing financial effects of the HERE business and the D&S business. The Group sold its HERE digital mapping and location services business to a German automotive industry consortium comprised of AUDI AG, BMW Group and Daimler AG in a transaction that was completed on December 4, 2015 (the sale of HERE business). The Group sold substantially all of its Devices & Services business to Microsoft in a transaction that was completed on April 25, 2014 (the sale of D&S business).

Results of Discontinued operations

EURm	2018	2017	2016
Net sales	–	–	–
Cost of sales	–	–	–
Gross profit	–	–	–
Research and development expenses	–	–	–
Selling, general and administrative expenses	(9)	(7)	(11)
Other income and expenses	17	(15)	(4)
Operating profit/(loss)	8	(22)	(15)
Financial income and expenses	81	6	14
Profit/(loss) before tax	89	(16)	(1)
Income tax benefit/(expense)	125	(10)	(28)
Profit/(loss) for the year, ordinary activities(1)	214	(26)	(29)
Gain on the sale, net of tax(2)	–	5	14
Profit/(loss) for the year	214	(21)	(15)
(1)

In 2018, the results of discontinued operations mostly relate to a resolution reached in the tax dispute concerning the applicability of withholding tax in respect of payments by Nokia India Private Limited to Nokia Corporation for the supply of operating software in D&S business as well as a release of uncertain tax positions related to HERE business.

(2)

In 2017, an additional gain on the sale of EUR 5 million was recognized related to the HERE business due to a tax indemnification. In 2016, an additional gain on the sale of EUR 7 million was recognized related to the HERE business as a result of the final settlement of the purchase price, and EUR 7 million related to the D&S business due to a tax indemnification.

Cash flows from Discontinued operations

EURm	2018	2017	2016
Net cash used in operating activities	(33)	(14)	(10)
Net cash from/(used in) investing activities	10	(16)	3
Net cash flow for the period	(23)	(30)	(7)